OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

(in thousands of $)	2015	2014
Claims in respect of cancelled newbuilding contracts;
- hull J0106	—	1,480
- hull D2171	—	8,962
- hull D2174	—	5,840
Claims receivables	12,697	1,282
Agent receivables	3,488	1,552
Other receivables	12,936	429
	29,121	19,545